Other operating expenses and income (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Other operating expenses and income
Rentals	R 1,845	R 1,497	R 1,367
Insurance	514	432	511
Computer costs	2,155	2,042	1,991
Hired labour	786	838	878
Audit remuneration	97	88	89
Derivative losses/(gains) (including foreign exchange contracts)	2,465	3,927	(635)
Professional fees	2,226	1,971	1,383
Enablement of digital and continuous improvement initiatives	454	409	17
Other	1,772	1,562	1,366
Changes in rehabilitation provisions	1,096	(804)	472
Other expenses	9,880	6,724	6,981
Other operating income	(1,363)	(1,410)	(1,688)
Total other operating expenses and income	19,701	R 15,305	R 11,349
Loss recognised in profit or loss on termination of hedge relationship	R 1,500